Schedule of Asset Held for Investment (Details) - EBP 001 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Plan Name		Omega Flex, Inc. 401(k) Profit Sharing Plan
Entity Tax Identification Number		23-1948942
EBP, Plan Number		001
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 33,079,519
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution		512,452
EBP, Asset Held for Investment		$ 34,048,782
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%
Investment, Identifier [Axis]: DFAEmergingMarketCoreEquityMember
EBP, Investment, Issuer Name [Extensible Enumeration]		DFA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Emerging Market Core Equity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 69,174
Investment, Identifier [Axis]: FidelityMoneyMarketTreasuryPortfolioFundMember
EBP, Asset Held for Investment		$ 5,436	$ 8,856
Investment, Identifier [Axis]: FidelityMoneyMarketTreasuryPortfolioMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Money Market Treasury Portfolio [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 5,436
Investment, Identifier [Axis]: GoldmanSachsInternationalEquityInsightsMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Goldman Sachs [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		International Equity Insights [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 41,249
Investment, Identifier [Axis]: GoldmanSachsLargeCapGrowthInsightsMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Goldman Sachs [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Large Cap Growth Insights [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 1,555,960
Investment, Identifier [Axis]: InvescoValueOpportunitiesMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Invesco [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Value Opportunities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 32,563
Investment, Identifier [Axis]: JPMorganCorePlusBondMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Core Plus Bond [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 904,810
Investment, Identifier [Axis]: JPMorganEquityIncomeMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Equity Income [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 386,104
Investment, Identifier [Axis]: JPMorganSmartRetirementIncomeMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Smart Retirement Income [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 2,711,120
Investment, Identifier [Axis]: JPMorganSmartRetirementTwoThousandFiftyFiveMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Smart Retirement 2055 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 299,308
Investment, Identifier [Axis]: JPMorganSmartRetirementTwoThousandFiftyMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Smart Retirement 2050 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 1,522,722
Investment, Identifier [Axis]: JPMorganSmartRetirementTwoThousandFourtyFiveMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Smart Retirement 2045 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 936,868
Investment, Identifier [Axis]: JPMorganSmartRetirementTwoThousandFourtyMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Smart Retirement 2040 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 4,224,519
Investment, Identifier [Axis]: JPMorganSmartRetirementTwoThousandSixtyFiveMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Smart Retirement 2065 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 1,105
Investment, Identifier [Axis]: JPMorganSmartRetirementTwoThousandSixtyMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Smart Retirement 2060 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 1,750,554
Investment, Identifier [Axis]: JPMorganSmartRetirementTwoThousandThirtyFiveMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Smart Retirement 2035 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 4,205,106
Investment, Identifier [Axis]: JPMorganSmartRetirementTwoThousandThirtyMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Smart Retirement 2030 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 5,740,002
Investment, Identifier [Axis]: JPMorganSmartRetirementTwoThousandTwentyFiveMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Smart Retirement 2025 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 2,822,827
Investment, Identifier [Axis]: JPMorganStableAssetIncomeMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Stable Asset Income [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 257,326
Investment, Identifier [Axis]: MFSMidCapGrowthMember
EBP, Investment, Issuer Name [Extensible Enumeration]		MFS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mid Cap Growth [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 767,663
Investment, Identifier [Axis]: OmegaFlexIncCompanystockMember
EBP, Investment, Issuer Name [Extensible Enumeration]	[2]	Omega Flex, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[2]	Company Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 199,485
Investment, Identifier [Axis]: PutnamHighYieldMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Putnam [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		High Yield [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 66,546
Investment, Identifier [Axis]: PutnamSmallCapGrowthMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Putnam [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Small Cap Growth [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 505,237
Investment, Identifier [Axis]: SchwabInternationalIndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Schwab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		International Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 484,581
Investment, Identifier [Axis]: SchwabSAndPFiveHundredIndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Schwab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		SAndP 500 Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 3,091,548
Investment, Identifier [Axis]: SchwabSmallCapIndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Schwab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Small Cap Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 420,754
Investment, Identifier [Axis]: SchwabUSMidCapIndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Schwab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		US Mid Cap Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 528,263
Investment, Identifier [Axis]: UndiscoveredManagersBehavioralValueMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Undiscovered Managers [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Behavioral Value [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 5,500

[1]	All investments are participant directed; therefore, cost information has not been presented.
[2]	Represents a party-in-interest to the Plan.